PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Acquired property and equipment, not yet paid	$ 488	$ 419
Property plant and equipment pledged as security for bank borrowings	$ 637	$ 575